Assets Pledged (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of offsetting of financial liabilities [line items]
Loans and advances to customers	£ 365,552	£ 392,784	£ 399,217
Asset backed funding programmes [Member]
Disclosure of offsetting of financial liabilities [line items]
Loans and advances to customers	£ 9,000	£ 14,000